Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 23,739,661	$ 13,978,454
Less: Allowance for credit losses	(2,469,626)	(1,595,831)	$ (741,753)
Totals	$ 21,270,035	$ 12,382,623